Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Income.
Schedule of components of other operating income

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Government grants	282,330	282,866	347,817
Claims for goods insurance	11,136	19,694	34,765
ADR reimbursement	—	—	80,115
Others	14,965	55,469	68,358

Total other operating income	308,431	358,029	531,055